RISK MANAGEMENT (Details 17) - Level 3 of fair value hierarchy [member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Interest and similar income	R$ 455,140	R$ 68,314
Net trading gains/(losses) realized and unrealized	(87,195)	(402,958)
Total	367,945	(334,644)
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Interest and similar income	452,988	37,698
Net trading gains/(losses) realized and unrealized	113,636	(233,754)
Total	566,624	(196,056)
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Interest and similar income	2,152	30,616
Net trading gains/(losses) realized and unrealized	(200,831)	(169,204)
Total	R$ (198,679)	R$ (138,588)